Cover Page	12 Months Ended
Dec. 31, 2023
Cover [Abstract]
Entity Registrant Name	ASPEN INSURANCE HOLDINGS LIMITED
Entity Emerging Growth Company	false
Amendment Description	The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to Section 8(a), may determine.
Amendment Flag	true
Entity Central Index Key	0001267395
Document Type	F-1/A